SECURED CONVERTIBLE NOTE AGREEMENTS (Tables)	6 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Notes Payable and Related Discounts

A summary of notes payable and related discounts as of December 31, 2015 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount

Related parties
Secured Convertible notes payable	$2,997,483	$(51,365)	$2,946,118
Secured Convertible Line of Credit	3,265,000	(518,664)	2,746,336
Less current portion	—	—	—
Secured convertible notes payable and line of credit, net of current portion	$6,262,483	$(570,029)	$5,692,454

A summary of notes payable and related discounts as of June 30, 2015 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount

Related parties
Secured Convertible notes payable	$2,997,483	$(56,539)	$2,940,944
Secured Convertible Line of Credit	1,375,000	(147,974)	1,227,026
Less current portion	—	—	—
Secured convertible notes payable and line of credit, net of current portion	$4,372,483	$(204,513)	$4,167,970

A summary of notes payable and related discounts as of June 30, 2014 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount
Related parties
Convertible notes payable	$2,997,483	$(795,659)	$2,201,824
Less current portion	—	—	—
Convertible notes payable, net of current portion	$2,997,483	$(795,659)	$2,201,824